Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) OperatingSegments	Dec. 31, 2022 USD ($) ReportingSegments	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Credit losses recorded	$ 0	$ 0
Allowance for doubtful accounts	0	0	$ 0	$ 0
Financial lease liability	0	0
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0	$ 0
Number of operating segments			1	1
Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful lives			3 years	3 years
Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful lives			5 years	5 years